Taxes on income - Schedule of Income Before Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ 110,187	$ 71,434	$ 4,348
Foreign	10,573	10,871	7,049
Income before tax	$ 120,760	$ 82,305	$ 11,397